DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2023	2022
Total debt, net of deferred finance charges	(1,216,730)	(1,189,324)
Less: Current portion of long-term debt and short-term debt	342,566	344,778
Long-term debt	(874,164)	(844,546)

Future repayments of outstanding debt (including related parties)	he outstanding debt, gross of deferred finance charges, as of December 31, 2023 is repayable as follows:

Year ending December 31	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
2024	(43,756)	(300,025)	(343,781)
2025	(258,202)	(60,600)	(318,802)
2026	(58,333)	(35,500)	(93,833)
2027	(58,333)	—	(58,333)
2028	(58,333)	—	(58,333)
2029 and thereafter	(367,501)	—	(367,501)
Total	(844,458)	(396,125)	(1,240,583)
Deferred finance charges	20,921	2,932	23,853
Total debt net of deferred finance charges	(823,537)	(393,193)	(1,216,730)
(1) This relates to debt balance of our consolidated lessor VIE entity (note 5).

Components of debt

(in thousands of $)	2023	2022	Maturity date
Gimi facility (1)	(630,000)	(535,000)	March 2030
Unsecured Bonds	(199,869)	(159,029)	October 2025
Golar Arctic facility (1)	(14,589)	(21,884)	October 2024
Subtotal (excluding lessor VIE debt)	(844,458)	(715,913)
CSSC VIE debt - FLNG Hilli facility	(396,125)	(494,366)	Repayable on demand/2026
Total debt (gross)	(1,240,583)	(1,210,279)

(in thousands of $)	2023	2022	Maturity date
Less: Deferred finance charges	23,853	20,955
Total debt, net of deferred financing costs	(1,216,730)	(1,189,324)

Schedule of lessor VIE debt
The following loan relates to the CSSC entity that we consolidate as a VIE. Although we have no control over the funding arrangement of this entity, we consider ourselves the primary beneficiary of this VIE and therefore are required to consolidate this loan facility into our financial results (note 5).

Facility	Effective from	SPV	Loan counterparty	Loan facility at inception (in $ millions)	Loan facility at December 31, 2023 (in $ millions)	Loan duration/maturity	Interest
Hilli	June 2018	Fortune Lianjing Shipping S.A.	CSSC entity	(840.0)	(156.7)	8 years non-recourse	SOFR plus margin(1)(2)
				(120.0)	(239.4)	Repayable on demand	Nil
(1) In 2023, we entered into the fourth side letter for FLNG Hilli’s sale and leaseback facility, incurring total fees of $6.3 million which have been deferred and amortized over the remaining term of the sale and leaseback facility (note 5).
(2) In 2023, the SPV, Fortune Lianjiang Shipping S.A., amended the interest-bearing facility, transitioning from LIBOR to SOFR.
The vessel in the table above is secured as collateral against these long-term loans (note 29).